Property, Plant and Equipment - Summary of Impairments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Impairment losses
Impairments losses	$ 3,639	$ 1,515	$ 4,572
Impairment reversals
Impairment reversals	190	1,265	615
Exploration and production
Impairment losses
Impairments losses	2,983	1,066	4,187
Impairment reversals
Impairment reversals	0	1,265	615
Manufacturing, supply and distribution
Impairment losses
Impairments losses	654	441	376
Impairment reversals
Impairment reversals	190	0	0
Other
Impairment losses
Impairments losses	$ 2	$ 8	$ 9